Shareholder Report, Line Graph (Details) 194877_Founders 100 ETF_TF_TSR SemiAnnual {TF} - USD ($)		6 Months Ended
	Dec. 17, 2025	Jun. 30, 2026
Founders 100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Founders 100 ETF NAV
Accumulated Value	$ 10,000	$ 9,780
Solactive GBS United States 500 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive GBS United States 500 Index TR
Accumulated Value	$ 10,000	$ 11,244